Subsequent Events - Additional Information (Detail) - USD ($)	Mar. 27, 2018	Mar. 09, 2018	Mar. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Principal amount of debt				$ 6,650,000,000	$ 9,361,000,000
Fixed-Rate 5.75% Senior Unsecured Notes Maturing in March 2023 [Member]
Subsequent Event [Line Items]
Fixed rate on notes				5.75%
Principal amount of debt				$ 500,000,000	500,000,000
Fixed-Rate 3.75% Senior Unsecured Notes Maturing in June 2018 [Member]
Subsequent Event [Line Items]
Fixed rate on notes				3.75%
Principal amount of debt				$ 750,000,000	$ 750,000,000
Subsequent Event [Member] | Suzhou ASEN Semiconductors Company Limited [Member]
Subsequent Event [Line Items]
Sale of equity interest, percentage	40.00%
Subsequent Event [Member] | Fixed-Rate 5.75% Senior Unsecured Notes Maturing in March 2023 [Member]
Subsequent Event [Line Items]
Fixed rate on notes			5.75%
Principal amount of debt			$ 500,000,000
Debt instrument maturity date			Apr. 02, 2018
Subsequent Event [Member] | Fixed-Rate 3.75% Senior Unsecured Notes Maturing in June 2018 [Member]
Subsequent Event [Line Items]
Fixed rate on notes		3.75%
Principal amount of debt		$ 750,000,000
Debt instrument maturity date		Apr. 09, 2018